PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

The following table summarizes our property, plant and equipment:

December 31,	2024	2023
Buildings and improvements	$12,800,087	$16,276,614
Machinery, equipment and vehicle fleet	11,993,713	8,597,430
Construction in progress	90,809	21,682
Property, plant and equipment - cost	24,884,609	24,895,726
Less: Accumulated depreciation	(7,700,417)	(6,200,757)
Property, plant and equipment - net	$17,184,192	$18,694,969

Construction in progress was $90,809 as of December 31, 2024, and $21,682 as of December 31, 2023.

Depreciation expense was $1,698,033 and $1,388,096 for the year ended December 31, 2024 and 2023, respectively. Depreciation was recorded primarily as cost of goods sold for the year ended December 31, 2024 and 2023.

There were no retirement of fixed assets in 2024. The decrease of buildings and improvements and the increase of machinery, equipment and vehicle fleet was due to the correction of classification presentation in 2023.